Capital Stock and Reverse Stock Split - Schedule of Outstanding and Exercisable Warrants (Details) (10-K) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Number of Shares, Warrants Outstanding	100,000,000	100,000,000	1,873,684	67,204
Weighted Average Remaining Contractual life, Warrants Outstanding	4 years 8 months 12 days	4 years 11 months 12 days
Weighted Average Exercise Price, Warrants Outstanding	$ 0.0100	$ 0.0100
Number of Shares, Warrants Exercisable	100,000,000	100,000,000
Weighted Average Exercise Price, Warrants Exercisable	$ 0.0100	$ 0.0100